LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS	LEGAL PROCEEDINGSFrom time to time, the Company becomes involved in various legal and administrative proceedings, which include product liability, intellectual property, commercial, tax, antitrust, governmental and regulatory investigations, related private litigation and ordinary course employment-related issues. From time to time, the Company also initiates actions or files counterclaims. The Company could be subject to counterclaims or other suits in response to actions it may initiate. The Company believes that the prosecution of these actions and counterclaims is important to preserve and protect the Company, its reputation and its assets. Certain of these proceedings and actions are described below. Going forward, in the Company's subsequent Quarterly Reports on Form 10-Q, the Company will only include a description of these matters to the extent there has been a material update with respect thereto during the applicable quarter or to the extent otherwise required by law.
On a quarterly basis, the Company evaluates developments in legal proceedings, potential settlements and other matters that could increase or decrease the amount of the liability accrued. As of December 31, 2020, the Company's Consolidated Balance Sheets includes accrued current loss contingencies of $1,672 million related to matters which the Company believes a potential resolution or settlement is both probable and reasonably estimable. For all other matters, unless otherwise indicated, the Company cannot reasonably predict the outcome of these legal proceedings, nor can it estimate the amount of loss, or range of loss, if any, that may result from these proceedings. An adverse outcome in certain of these proceedings could have a material adverse effect on the Company’s business, financial condition and results of operations, and could cause the market value of its common shares and/or debt securities to decline.
Governmental and Regulatory Inquiries
Investigation by the U.S. Attorney's Office for the District of Massachusetts - re OraPharma
In August 2019, the Company received a subpoena from the U.S. Attorney's Office for the District of Massachusetts requesting materials including documents concerning the sales, marketing, coverage and reimbursement of Arestin®, including related support services, and other matters. The Company is cooperating with this investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of this investigation.
Securities and RICO Class Actions and Related Matters
U.S. Securities Litigation - Opt-Out Litigation
On December 16, 2019, the Company announced that it had agreed to settle, subject to final court approval, the consolidated securities class action filed in the U.S. District Court for the District of New Jersey (In re Valeant Pharmaceuticals International, Inc. Securities Litigation, Case No. 15-cv-07658). On January 31, 2021 the District Court issued an order granting final approval of this settlement. On February 4, 2021, Timber Hill filed a notice of appeal of the Court’s final approval order, which overruled its objections to the allocation of settlement proceeds as between common stock and options. The deadline for other parties to file notices of appeal from the final approval order is March 2, 2021.
In October 2015, four putative securities class actions were filed in the U.S. District Court for the District of New Jersey against the Company and certain current or former officers and directors. The allegations related to, among other things, allegedly false and misleading statements and/or failures to disclose information about the Company’s business and prospects, including relating to drug pricing, the Company’s use of specialty pharmacies, and the Company’s relationship with Philidor. On May 31, 2016, the court entered an order consolidating the four actions under the caption In re Valeant Pharmaceuticals International, Inc. Securities Litigation, Case No. 15-cv-07658. On December 16, 2019, the Company, the current or former officers and directors, ValueAct, and the underwriters announced that they agreed to resolve the securities action for $1,210 million. This settlement received final approval from the court on January 31, 2021 and will resolve and discharge all claims against the Company in the class action. As part of the settlement, the Company and the other settling defendants admitted no liability as to the claims against it and denied all allegations of wrongdoing. In order to qualify for a settlement payment all persons and entities that purchased or otherwise acquired the Company securities during the class period must have submitted a proof of claim and release form by May 6, 2020. The settlement payment was paid into an escrow fund in accordance with the settlement agreement. The opt-out litigations discussed below remain ongoing.
On June 6, 2018, a putative class action was filed in the U.S. District Court for the District of New Jersey against the Company and certain current or former officers and directors. This action, captioned Timber Hill LLC, v. Valeant Pharmaceuticals International, Inc., et al., (Case No. 18-cv-10246) (“Timber Hill”), asserts securities fraud claims under Sections 10(b) and 20(a) of the Exchange Act on behalf of a putative class of persons who purchased call options or sold put options on the Company’s common stock during the period January 4, 2013 through August 11, 2016. On June 11, 2018, this action was consolidated with In re Valeant Pharmaceuticals International, Inc. Securities Litigation, (Case No. 15-cv-07658). On January 14, 2019, the defendants filed a motion to dismiss the Timber Hill complaint. Briefing on that motion was completed on February 13, 2019. On August 15, 2019, the Court denied the motion to dismiss the Timber Hill action, holding that this complaint was a legal nullity as a result of the June 11, 2018 consolidation order.
In addition to the consolidated putative class action, thirty-seven groups of individual investors in the Company’s stock and debt securities have chosen to opt out of the consolidated putative class action and filed securities actions pending in the U.S. District Court for the District of New Jersey against the Company and certain current or former officers and directors. These actions are captioned: T. Rowe Price Growth Stock Fund, Inc. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-5034); Equity Trustees Limited as Responsible Entity for T. Rowe Price Global Equity Fund v. Valeant Pharmaceuticals International Inc. (Case No. 16-cv-6127); Principal Funds, Inc. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-6128); BloombergSen Partners Fund LP v. Valeant Pharmaceuticals International, Inc. (Case No. 16-
cv-7212); Discovery Global Citizens Master Fund, Ltd. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7321); MSD Torchlight Partners, L.P. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7324); BlueMountain Foinaven Master Fund, L.P. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7328) (“BlueMountain”); Incline Global Master LP v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7494); VALIC Company I v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7496); Janus Aspen Series v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7497) (“Janus Aspen”); Okumus Opportunistic Value Fund, LTD v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-6513) (“Okumus”); Lord Abbett Investment Trust- Lord Abbett Short Duration Income Fund, v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-6365) (“Lord Abbett”); Pentwater Equity Opportunities Master Fund LTD v. Valeant Pharmaceuticals International, Inc., et al. (Case No. 17-cv-7552) (“Pentwater”); Public Employees’ Retirement System of Mississippi v. Valeant Pharmaceuticals International Inc. (Case No. 17-cv-7625) (“Mississippi”); The Boeing Company Employee Retirement Plans Master Trust v. Valeant Pharmaceuticals International Inc., et al., (Case No. 17-cv-7636) (“Boeing”); State Board of Administration of Florida v. Valeant Pharmaceuticals International Inc. (Case No. 17-cv-12808); The Regents of the University of California v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-13488); GMO Trust v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0089); Första AP Fonden v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-12088); New York City Employees’ Retirement System v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0032) (“NYCERS”); Hound Partners Offshore Fund, LP v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-08705) (“Hound Partners”); Blackrock Global Allocation Fund, Inc. v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0343) (“Blackrock”); Colonial First State Investments Limited As Responsible Entity for Commonwealth Global Shares Fund 1 v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0383); Bharat Ahuja v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0846); Brahman Capital Corp. v. Valeant Pharmaceuticals International, Inc (Case No. 18-cv-0893); The Prudential Insurance Company of America v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-01223) (“Prudential”); Senzar Healthcare Master Fund LP v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-02286) (“Senzar”); 2012 Dynasty UC LLC v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-08595) ("2012 Dynasty"); Catalyst Dynamic Alpha Fund v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-12673) (“Catalyst”); Northwestern Mutual Life Insurance Co., v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-15286) (“Northwestern Mutual”); Bahaa Aly, et al. v. Valeant Pharmaceuticals International, Inc., (Case No. 18-cv-17393) (“Aly”); Office of the Treasurer as Trustee for the Connecticut Retirement Plans and Trust Funds v. Valeant Pharmaceuticals International, Inc. (Case No. 19-cv-18473) (“Connecticut”); Delaware Public Employees’ Retirement System v. Valeant Pharmaceuticals International, Inc. (Case No. 19-cv-18475) (“Delaware”); Maverick Neutral Levered Fund v. Valeant Pharmaceuticals International, Inc. (Case No. 20-cv-02190) (“Maverick”), Templeton v. Valeant Pharmaceuticals International, Inc. (Case No. 20-cv-05478) (“Templeton”), USAA Mutual Funds Trust, et al. v. Valeant Pharmaceuticals International, Inc., et al., (Case No. 20-cv-07462) (“USAA”), and GIC Private Ltd. v. Valeant Pharmaceuticals International, Inc., (Case No. 20-cv-07460) (“GIC”). Twelve of the thirty-seven opt out actions have been dismissed; and the total number of remaining opt out actions pending in the District of New Jersey is twenty-five actions. Four additional matters have been settled and dismissals are expected in March 2021.
These individual shareholder actions assert claims under Sections 10(b), and 20(a) of the Exchange Act. Certain of these individual actions assert additional claims, including claims under Section 18 of the Exchange Act, Sections 11, 12(a)(2), and 15 of the Securities Act, common law fraud, negligent misrepresentation, and claims under the New Jersey Racketeer Influenced and Corrupt Organizations Act. These claims are based on alleged purchases of Company stock, options, and/or debt at various times between January 3, 2013 and August 10, 2016. The allegations in the complaints are similar to those made by plaintiffs in the putative class action. Motions to dismiss have been filed and in most cases decided in many of these individual actions. To date, the Court has dismissed state law claims including New Jersey Racketeer Influenced and Corrupt Organizations Act, common law fraud, and negligent misrepresentation claims in certain cases. On January 7, 2019, the Court entered a stipulation of voluntary dismissal in the Senzar Healthcare Master Fund LP v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-02286) opt-out action, closing the case. On September 10, 2019, the Court granted defendants’ motion to dismiss all claims in the Bahaa Aly v. Valeant Pharmaceuticals International, Inc. (“Aly”) (Case No. 18-cv-17393) opt-out action. On October 9, 2019, the Aly Plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit. Oral argument on Plaintiffs’ appeal was held on October 20, 2020. On June 19, 2020, the Court entered stipulations of voluntary dismissal in the Catalyst, Mississippi, Connecticut, and Delaware actions. On July 13, 2020, the Court entered a stipulation of voluntary dismissal in the NYCERS action. On December 30, 2020, the Court entered a stipulation of voluntary dismissal in the BlueMountain action. On February 18, 2021, the Court entered stipulations of voluntary dismissal in the T. Rowe, BloombergSen, Principal Funds and Equity Trustees actions.
The Company disputes the claims against it in the remaining individual opt-out complaints and intends to defend itself vigorously.
Canadian Securities Litigation
In 2015, six putative class actions were filed and served against the Company and certain current or former officers and directors in Canada in the provinces of British Columbia, Ontario and Quebec. These actions are captioned: (a) Alladina v. Valeant, et al. (Case No. S-1594B6) (Supreme Court of British Columbia) (filed November 17, 2015); (b) Kowalyshyn v. Valeant, et al. (CV-15-540593-00CP) (Ontario Superior Court) (filed November 16, 2015); (c) Kowalyshyn et al. v. Valeant, et al. (CV-15-541082-00CP) (Ontario Superior Court) (filed November 23, 2015); (d) O’Brien v. Valeant et al. (CV-15-543678-00CP) (Ontario Superior Court) (filed December 30, 2015); (e) Catucci v. Valeant, et al. (Court File No. 540-17-011743159) (Quebec Superior Court) (filed October 26, 2015); and (f) Rousseau-Godbout v. Valeant, et al. (Court File No. 500-06-000770-152) (Quebec Superior Court) (filed October 27, 2015).
The Company is also aware of two additional putative class actions that were filed with the applicable court but which have not been served on the Company. These actions are captioned: (i) Okeley v. Valeant, et al. (Case No. S-159991) (Supreme Court of British Columbia) (filed December 2, 2015); and (ii) Sukenaga v Valeant et al. (CV-15-540567-00CP) (Ontario Superior Court) (filed November 16, 2015), and the factual allegations made in these actions are substantially similar to those outlined above.
The actions generally allege violations of Canadian provincial securities legislation on behalf of putative classes of persons who purchased or otherwise acquired securities of the Company for periods commencing as early as January 1, 2013 and ending as late as November 16, 2015. The alleged violations relate to the same matters described in the U.S. Securities Litigation description above.
Each of these putative class actions, other than the Catucci action in the Quebec Superior Court, has been discontinued. In the Catucci action, on August 29, 2017, the judge granted the plaintiffs leave to proceed with their claims under the Quebec Securities Act and authorized the class proceeding. On October 26, 2017, the plaintiffs issued their Judicial Application Originating Class Proceedings.
After a hearing on November 11, 2019, the court approved a settlement in the Catucci action between the class members and the Company’s auditors and the action was dismissed as against them.
On August 4, 2020, the Company entered into a settlement agreement with the plaintiffs in Catucci, on behalf of the class, pursuant to which it agreed to resolve the Catucci action for the amount of CAD 94,000,000 plus payment of an additional amount to cover notice and settlement administration costs and disbursements. As part of the settlement, the Company and the other defendants admitted no liability as to the claims against it and deny all allegations of wrongdoing. Court approval of the settlement was granted after a hearing on November 16, 2020. The Catucci action has now been dismissed against the Company, its current and former directors and officers, its underwriters and its insurers.
In addition to the class proceedings described above, on April 12, 2018, the Company was served with an application for leave filed in the Quebec Superior Court of Justice to pursue an action under the Quebec Securities Act against the Company and certain current or former officers and directors. This proceeding is captioned BlackRock Asset Management Canada Limited et al. v. Valeant, et al. (Court File No. 500-11-054155-185). The allegations in the proceeding are similar to those made by plaintiffs in the Catucci class action. On June 18, 2018, the same BlackRock entities filed an originating application (Court File No. 500-17-103749-183) against the same defendants asserting claims under the Quebec Civil Code in respect of the same alleged misrepresentations.
The Company is aware that certain other members of the Catucci class exercised their opt-out rights prior to the June 19, 2018 deadline. On February 15, 2019, one of the entities which exercised its opt-out rights (“CalSTRS”) served the Company with an application in the Quebec Superior Court of Justice for leave to pursue an action under the Quebec Securities Act against the Company, certain current or former officers and directors of the Company and its auditor. That proceeding is captioned California State Teachers’ Retirement System v. Bausch Health Companies Inc. et al. (Court File No. 500-11-055722-181). The allegations in the proceeding are similar to those made by the plaintiffs in the Catucci class action and in the BlackRock opt out proceedings. On that same date, CalSTRS also served the Company with proceedings (Court File No. 500-17-106044-186) against the same defendants asserting claims under the Quebec Civil Code in respect of the same alleged misrepresentations.
On February 3, 2020, the Quebec Superior Court granted the applications of CalSTRS and BlackRock for leave to pursue their respective actions asserting claims under the Quebec Securities Act. On June 16, 2020, the Quebec Court of Appeal granted the defendants leave to appeal that decision.
On October 8 and 9, 2020, respectively, CalSTRS delivered amended proceedings to, among other things, include a new alleged misrepresentation concerning the accounting treatment of “price appreciation credits” in respect of Glumetza®
during the period covered by the claims. CalSTRS has filed an application for permission to amend and the Company has filed an application to strike the amendments.
The Company believes that it has viable defenses in each of these actions. In each case, the Company intends to defend itself vigorously.
Insurance Coverage Lawsuit
On December 7, 2017, the Company filed a lawsuit against its insurance companies that issued insurance policies covering claims made against the Company, its subsidiaries, and its directors and officers during two distinct policy periods, (i) 2013-14 and (ii) 2015-16.  The lawsuit is currently pending in the United States District Court for the District of New Jersey (Valeant Pharmaceuticals International, Inc., et al. v. AIG Insurance Company of Canada, et al.; 3:18-CV-00493).  In the lawsuit, the Company seeks coverage for: (i) the costs of defending and resolving claims brought by former shareholders and debtholders of Allergan, Inc. in In re Allergan, Inc. Proxy Violation Securities Litigation and Timber Hill LLC, individually and on behalf of all others similarly situated v. Pershing Square Capital Management, L.P., et al. (under the 2013-2014 coverage period), and (ii) costs incurred and to be incurred in connection with the securities class actions and opt-out cases described in this section and certain of the investigations described herein and in the Company's prior annual and quarterly reports (under the 2015-2016 coverage period).
RICO Class Actions
Between May 27, 2016 and September 16, 2016, three actions were filed in the U.S. District Court for the District of New Jersey against the Company and various third-parties (these actions were subsequently consolidated), alleging claims under the federal Racketeer Influenced Corrupt Organizations Act (“RICO”) on behalf of a putative class of certain third-party payors that paid claims submitted by Philidor for certain Company branded drugs between January 2, 2013 and November 9, 2015.  On November 30, 2016, the Court entered an order consolidating the three actions under the caption In re Valeant Pharmaceuticals International, Inc. Third-Party Payor Litigation, No. 3:16-cv-03087. A consolidated class action complaint was filed on December 14, 2016. The consolidated complaint alleges, among other things, that the defendants committed predicate acts of mail and wire fraud by submitting or causing to be submitted prescription reimbursement requests that misstated or omitted facts regarding (1) the identity and licensing status of the dispensing pharmacy; (2) the resubmission of previously denied claims; (3) patient co-pay waivers; (4) the availability of generic alternatives; and (5) the insured’s consent to renew the prescription.  The complaint further alleges that these acts constitute a pattern of racketeering or a racketeering conspiracy in violation of the RICO statute and caused plaintiffs and the putative class unspecified damages, which may be trebled under the RICO statute.
A Special Master appointed by the Court has recommended that the Company’s motion to dismiss be denied, but a final decision is still pending with the Court. The Company believes these claims are without merit and intends to defend itself vigorously.
Hound Partners Lawsuit
In October 2018, Hound Partners Offshore Fund, LP, Hound Partners Long Master, LP, and Hound Partners Concentrated Master, LP, filed a lawsuit against the Company in the Superior Court of New Jersey Law Division/Mercer County. This action is captioned Hound Partners Offshore Fund, LP et al., v. Valeant Pharmaceuticals International, Inc., et al. (No. MER-L-002185-18). This suit asserts claims for common law fraud, negligent misrepresentation, and violations of the New Jersey Racketeer Influenced and Corrupt Organizations Act. This matter is currently stayed pending the completion of discovery in one of the above-noted federal opt-out cases. The Company disputes the claims and intends to vigorously defend this matter.
Derivative Lawsuits
On September 10, 2019 and September 13, 2019, two alleged stockholders filed derivative lawsuits purportedly on behalf of the Company against former Company board members and executives. The cases are Wessels v. Pearson (Case No. 3:19-cv-17833) and Shabbouei v. Pearson (Case No. 3:19-cv-17987). On March 7, 2020, a consolidated amended derivative complaint was filed, captioned In re Bausch Health Companies Inc. F/K/A/ Valeant Pharmaceuticals International, Inc. Stockholder Derivative Litigation (Case No. 19-cv-17833).
Plaintiffs assert claims for breach of fiduciary duty, waste of corporate assets, and unjust enrichment related to, among other things, allegedly false and misleading statements and/or failures to disclose information about the Company’s business and prospects, including relating to drug pricing, the Company’s use of specialty pharmacies, and the Company’s relationship with Philidor. The consolidated complaint also asserts a claim for contribution and indemnification by the Defendants for any liability the Company ultimately faces as a result of the conduct alleged in the complaint. The claims alleged in these cases are based on the same purported conduct that is at issue in In re Valeant Pharmaceuticals International, Inc. Securities Litigation, all of which occurred prior to 2017. The Shabbouei complaint also asserts a claim for contribution and indemnification by the Defendants for any liability the Company ultimately faces as a result of the conduct alleged in the complaint. On January 3, 2020, the parties submitted a letter to the Court requesting consolidation of the two derivative lawsuits. On April 21, 2020, the Defendants filed a motion to dismiss the consolidated amended complaint. Briefing on this motion concluded on August 3, 2020. On November 24, 2020, the Special Master appointed by the Court issued a report recommending that the motion to dismiss be granted in full. While a final decision is still pending with the Court, Plaintiffs are not contesting the dismissal in full. The Company continues to believe these claims are without merit and intends to defend itself vigorously.
Antitrust
Generic Pricing Antitrust Litigation
The Company's subsidiaries, Oceanside Pharmaceuticals, Inc. (“Oceanside”), Bausch Health US, LLC (formerly Valeant Pharmaceuticals North America LLC) (“Bausch Health US”), and Bausch Health Americas, Inc. (formerly Valeant Pharmaceuticals International) (“Bausch Health Americas”) (for the purposes of this paragraph, collectively, the “Company”), are defendants in multidistrict antitrust litigation (“MDL”) entitled In re: Generic Pharmaceuticals Pricing Antitrust Litigation, pending in the United States District Court for the Eastern District of Pennsylvania (MDL 2724, 16-MD-2724). The lawsuits seek damages under federal and state antitrust laws, state consumer protection and unjust enrichment laws and allege that the Company’s subsidiaries entered into a conspiracy to fix, stabilize, and raise prices, rig bids and engage in market and customer allocation for generic pharmaceuticals. The lawsuits, which have been brought as putative class actions by direct purchasers, end payers, and indirect resellers, and as direct actions by direct purchasers, end payers, insurers, States, and various Counties, Cities, and Towns, have been or are expected to be consolidated into the MDL. There are also additional, separate complaints which have been consolidated in the same MDL that do not name the Company or any of its subsidiaries as a defendant. In July 2019, 87 health plans commenced an action in the Court of Common Pleas of Philadelphia County against the Company and other defendants related to the multidistrict litigation, but no complaint has been filed and the case has been put in deferred status. In May 2020, seven health plans commenced an additional action in the Court of Common Pleas of Philadelphia County against the Company and other defendants related to the multidistrict litigation, but no complaint has been filed. The Company disputes the claims against it and continues to defend itself vigorously.
Additionally, Bausch Health Companies Inc. and certain U.S. and Canadian subsidiaries (for the purposes of this paragraph, collectively “the Company”) have been named as defendants in a proposed class proceeding entitled Kathryn Eaton vs. Teva Canada Limited, et al. in the Federal Court in Toronto, Ontario, Canada (Court File No. T-607-20). The plaintiff seeks to certify a proposed class action on behalf of persons in Canada who purchased generic drugs in the private sector, alleging that the Company and other defendants violated the Competition Act by conspiring to allocate the market, fix prices, and maintain the supply of generic drugs, and seeking damages under federal law. The proposed class action contains similar allegations to the In re: Generic Pharmaceuticals Pricing Antitrust Litigation pending in the United States Court for the Eastern District of Pennsylvania. The Company disputes the claims against it and will defend itself vigorously.
Glumetza Antitrust Litigation
Between August 2019 and July 2020, eight (8) putative antitrust class actions and four (4) non-class complaints naming the Company, Salix Pharmaceuticals, Ltd., Salix Pharmaceuticals, Inc., and Santarus, Inc. (for purposes of this subsection, collectively, the “Company”), among other defendants, were filed or transferred to the Northern District of California. Three (3) of the class actions were filed by plaintiffs seeking to represent a class of direct purchasers. The purported classes of direct purchasers filed a consolidated first amended complaint and a motion for class certification in April 2020. The court certified a direct purchaser class in August 2020. The putative class action complaints filed by end payer purchasers have all been voluntarily dismissed. Three (3) of the non-class complaints were filed by direct purchasers. The fourth non-class complaint, asserting claims based on both direct and indirect purchases, was filed by an insurer plaintiff in July 2020 and subsequently amended in September 2020. In December 2020, the court denied the Company’s motion to dismiss as to the insurer plaintiff’s direct claims but dismissed the insurer plaintiff’s indirect claims. On February 2, 2021, the insurer plaintiff’s motion for leave to amend its complaint was denied. On February 8, 2021, the insurer plaintiff filed an action in state court asserting state law claims.
The federal actions, five (5) of which remain pending, have been consolidated and coordinated in In re Glumetza Antitrust Litigation, Case No. 3:19-cv-05822-WHA. The lawsuits allege that a 2012 settlement of a patent litigation regarding Glumetza® delayed generic entry in exchange for an agreement not to launch an authorized generic of Glumetza® or grant any other company a license to do so. The complaints allege that the settlement agreement resulted in higher prices for
Glumetza® and its generic equivalent both prior to and after generic entry. Both the class and non-class plaintiffs seek damages under federal antitrust laws for claims based on direct purchases. All Plaintiffs have filed a motion for partial summary judgment concerning market power, whereas all Defendants have filed a motion for summary judgment on all claims against them. The Company disputes the claims against it and intends to vigorously defend these matters.
Intellectual Property
Patent Litigation/Paragraph IV Matters
From time to time, the Company (and/or certain of its affiliates) is also party to certain patent infringement proceedings in the United States and Canada, including as arising from claims filed by the Company (or that the Company anticipates filing within the required time periods) in connection with Notices of Paragraph IV Certification (in the United States) and Notices of Allegation (in Canada) received from third-party generic manufacturers respecting their pending applications for generic versions of certain products sold by or on behalf of the Company, including Relistor®, Xifaxan® 550mg, Plenvu®, Bryhali®, Duobrii® and Jublia® in the United States and Jublia® in Canada, or other similar suits. These matters are proceeding in the ordinary course.
In September 2019, the Company received a Notice of Paragraph IV Certification from Sandoz, Inc. (“Sandoz”), in which Sandoz asserted that the following U.S. patents, each of which is listed in the FDA’s Orange Book for Salix Pharmaceuticals, Inc.’s (“Salix Inc.”) Xifaxan® tablets, 550 mg, are either invalid, unenforceable and/or will not be infringed by the commercial manufacture, use or sale of Sandoz’s generic rifaximin tablets, 550 mg, for which an Abbreviated New Drug Application (“ANDA”) has been filed by Sandoz: U.S. Patent No. 8,309,569 (the “‘569 patent”), U.S. Patent No. 7,045,620 (the “‘620 patent”), U.S. Patent No. 7,612,199 (the “‘199 patent”), U.S. Patent No. 7,902,206 (the “‘206 patent”), U.S. Patent No. 7,906,542 (the “‘542 patent”), U.S. Patent No. 7,915,275 (the “‘275 patent”), U.S. Patent No. 8,158,644 (the “‘644 patent”), U.S. Patent No. 8,158,781 (the “‘781 patent”), U.S. Patent No. 8,193,196 (the “‘196 patent”), U.S. Patent No. 8,518,949 (the “‘949 patent”), U.S. Patent No. 8,741,904 (the “‘904 patent”), U.S. Patent No. 8,835,452 (the “‘452 patent”), U.S. Patent No. 8,853,231 (the “‘231 patent”), and U.S. Patent No. 9,271,968 (the “’968 Patent”) (collectively, the “Xifaxan® Patents”). Salix Inc. holds the New Drug Application ("NDA") for Xifaxan® and its affiliate, Salix Pharmaceuticals, Ltd. (“Salix Ltd.”), is the owner of the ‘569 patent and Alfasigma S.p.A. (“Alfasigma”) is the owner of the ‘620 patent, the ‘199 patent, the ‘206 patent, the ‘542 patent, the ‘275 patent, the ‘644 patent, the ‘781 patent, the ‘196 patent, the ‘949 patent, the ‘904 patent, the ‘452 patent, the ‘231 patent, and the ‘968 patent, each of which has been exclusively licensed to Salix Inc. and its affiliate, Bausch Health Ireland Limited (“BIRL”) to market Xifaxan® tablets, 550 mg.   On September 30, 2019, Salix Inc. and its affiliates, Salix Ltd. and BIRL, and Alfasigma (the “Plaintiffs”) filed suit against Sandoz in the U.S. District Court for the District of New Jersey (Case No. 19-18566) pursuant to the Hatch-Waxman Act, alleging infringement by Sandoz of one or more claims of each of the Xifaxan® Patents, thereby triggering a 30-month stay of the approval of Sandoz’s ANDA for rifaximin tablets, 550 mg. Xifaxan® 550 mg is protected by 26 patents covering the composition of matter and the use of Xifaxan® listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, or the Orange Book.   On May 6, 2020, the Company announced that an agreement had been reached with Sandoz that resolved this litigation. Under the terms of the agreement, the parties agreed to dismiss all litigation related to Xifaxan® (rifaximin), Sandoz acknowledged the validity of the licensed patents for Xifaxan® (rifaximin) 550 mg tablets and all intellectual property protecting Xifaxan® (rifaximin) 550 mg tablets will remain intact and enforceable until expiry in October 2029. The agreement also grants Sandoz a non-exclusive license to the intellectual property relating to Xifaxan® (rifaximin) 550 mg tablets in the United States beginning January 1, 2028 (or earlier under certain circumstances). Under the terms of the agreement, beginning January 1, 2028 (or earlier under certain circumstances), Sandoz will have the right to market a royalty-free generic version of Xifaxan® (rifaximin) 550 mg tablets, should it receive approval from the FDA on its ANDA. Sandoz will be able to commence such marketing earlier if another generic rifaximin product is granted approval and such other generic rifaximin product begins to be sold or distributed in the United States before January 1, 2028. The Company will not make any financial payments or other transfers of value as part of this agreement with Sandoz.
On February 17, 2020, the Company and Alfasigma S.p.A. ("Alfasigma") received a Notice of Paragraph IV Certification from Norwich Pharmaceuticals Inc. (“Norwich”), in which Norwich asserted that the following U.S. patents, each of which is listed in the FDA’s Orange Book for the Company's Xifaxan® tablets, 550 mg, are either invalid, unenforceable and/or will not be infringed by the commercial manufacture, use or sale of Norwich’s generic rifaximin tablets, 550 mg, for which an ANDA has been filed by Norwich: each of the Xifaxan® Patents (as described above), as well as U.S. Patent No. 8,642,573 (the “573 patent”), U.S. Patent No. 8,829,017 (the “017 patent”), U.S. Patent No. 8,946,252 (the “252 patent”), U.S. Patent No. 8,969,398 (the “‘398 patent”), U.S. Patent No. 9,421,195 (the “‘195 patent”), U.S. Patent No. 9,629,828 (the “‘9828 patent”), U.S. Patent No. 10,314,828 (the “’4828 patent”), U.S. Patent No. 10,335,397 (the “‘397 patent”), U.S. Patent No. 10,456,384 (the “‘384 patent”), U.S. Patent No. 10,703,763 (the “‘763 patent”), U.S. Patent No. 10,709,694 (the “‘694 patent”), and U.S. Patent No. 10,765,667 (the “‘667 patent”). Salix Inc. holds the NDA for Xifaxan® and is the owner of the ‘569 patent, the ‘573 patent, the ‘017 patent, the ‘252 patent, the ‘398 patent, the ‘195 patent, the ‘9828 patent, the ‘4828 patent, the ‘397 patent, the ‘384 patent, the ‘694 patent, and the ‘667 patent. Alfasigma is the owner of the ‘620 patent, the ‘199 patent, the ‘206 patent, the ‘542 patent, the ‘275 patent, the ‘644 patent, the ‘781 patent, the ‘196 patent, the ‘949 patent, the ‘904 patent, the ‘452 patent, the ‘231 patent, the ‘968 patent, and the ‘763 patent, each of which has been exclusively licensed to Salix Inc. and/or its affiliate, Bausch Health Ireland Limited (“BIRL”) to market Xifaxan® tablets, 550 mg.  On March 26, 2020, certain of the Company’s subsidiaries and Alfasigma filed suit against Norwich in the U.S. District Court for the District of Delaware (Case No. 20-cv-00430) pursuant to the Hatch-Waxman Act, alleging infringement by Norwich of one or more claims of the Xifaxan® Patents, thereby triggering a 30-month stay of the approval of Norwich’s ANDA for rifaximin tablets, 550 mg. Xifaxan® 550 mg is protected by 26 patents covering the composition of matter and the use of Xifaxan® listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, or the Orange Book. The Company remains confident in the strength of the Xifaxan® patents and will continue to vigorously pursue this matter and defend its intellectual property.
In April 2019, the Company and Alfasigma commenced litigation against Sun Pharmaceutical Industries Ltd. (“Sun”), alleging patent infringement by Sun’s filing of its ANDA for Xifaxan® (rifaximin) 200 mg tablets. This suit had been filed following receipt of a Notice of Paragraph IV Certification from Sun, in which Sun had asserted that the U.S. patents listed in the FDA's Orange Book for the Company’s Xifaxan® tablets, 200 mg, were either invalid, unenforceable and/or would not be infringed by the commercial manufacture, use or sale of Sun’s generic rifaximin tablets, 200 mg. Subsequently, on August 10, 2020, the Company received an additional Notice of Paragraph IV Certification from Sun, in which Sun asserted that the U.S. patents listed in the FDA's Orange Book for the Company’s Xifaxan® tablets, 550 mg, were either invalid, unenforceable and/or would not be infringed by the commercial manufacture, use or sale of Sun’s generic rifaximin tablets, 550 mg, for which an ANDA had been filed by Sun. On September 22, 2020, the Company announced that an agreement had been reached with Sun that resolved the outstanding intellectual property disputes with Sun regarding Xifaxan® (rifaximin) 200 mg and 550 mg tablets. Under the terms of the agreement, the parties agreed to dismiss all litigation related to Xifaxan® (rifaximin) and all intellectual property protecting Xifaxan® (rifaximin) 200 mg and 550 mg tablets will remain intact and enforceable until expiry in July and October 2029, respectively. The agreement also grants Sun a non-exclusive license to the intellectual property relating to Xifaxan® (rifaximin) 200 mg and 550 mg tablets in the United States beginning January 1, 2028 (or earlier under certain circumstances). Under the terms of the agreement, beginning January 1, 2028 (or earlier under certain circumstances), Sun will have the right to market royalty-free generic versions of Xifaxan® (rifaximin) 200 mg and 550 mg tablets, should it receive approval from the FDA on its ANDAs. Sun will be able to commence such marketing earlier if another generic rifaximin product is granted approval and such other generic rifaximin product begins to be sold or distributed in the United States before January 1, 2028.
On July 23, 2020, the Company received a Notice of Paragraph IV Certification from Perrigo Israel Pharmaceuticals, Ltd. (“Perrigo”), in which Perrigo asserted that certain U.S. patents, each of which is listed in the U.S. Food and Drug Administration's (the "FDA") Orange Book for Duobrii® (halobetasol propionate and tazarotine) lotion, are either invalid, unenforceable and/or will not be infringed by the commercial manufacture, use or sale of Perrigo’s generic lotion, for which an Abbreviated New Drug Application (“ANDA”) has been filed by Perrigo. On August 28, 2020, the Company filed suit against Perrigo pursuant to the Hatch-Waxman Act, alleging infringement by Perrigo of one or more claims of the Duobrii® Patents, thereby triggering a 30-month stay of the approval of the Perrigo ANDA. On September 3, 2020, this action was consolidated with the action between the Company and Perrigo described below, regarding Perrigo’s ANDA for generic Bryhali® (halobetasol propionate) lotion. The Company remains confident in the strength of the Duobrii® related patents and will vigorously defend its intellectual property.
On March 20, 2020, the Company received a Notice of Paragraph IV Certification from Perrigo, in which Perrigo asserted that certain U.S. patents, each of which is listed in the FDA’s Orange Book for Bryhali® (halobetasol propionate) lotion, 0.01% are either invalid, unenforceable and/or will not be infringed by the commercial manufacture, use or sale of Perrigo’s generic halobetasol propionate lotion, for which an ANDA has been filed by Perrigo. On May 1, 2020, the Company filed suit against Perrigo pursuant to the Hatch-Waxman Act, alleging infringement by Perrigo of one or more claims of the Bryhali® Patents, thereby triggering a 30-month stay of the approval of the Perrigo ANDA for halobetasol propionate lotion. On September 3, 2020, this action was consolidated with the action between the Company and Perrigo described above, regarding Perrigo’s ANDA for generic Duobrii® (halobetasol propionate and tazarotine) lotion. The Company remains confident in the strength of the Bryhali® Patents and intends to vigorously pursue this matter and defend its intellectual property.
In addition, patents covering the Company's branded pharmaceutical products may be challenged in proceedings other than court proceedings, including inter partes review ("IPR") at the U.S. Patent & Trademark Office. The proceedings operate under different standards from district court proceedings, and are often completed within 18 months of institution.  IPR challenges have been brought against patents covering the Company's branded pharmaceutical products.  For example, following Acrux DDS’s IPR petition, the U.S. Patent and Trial Appeal Board ("PTAB"), in May 2017, instituted inter partes review for an Orange Book-listed patent covering Jublia®, U.S. Patent No. 7,214,506 (the “‘506 patent”). On June 6, 2018, the PTAB issued a written determination invalidating such patent; and on March 13, 2020, the Court of Appeals for the Federal Circuit reversed this decision and remanded the matter back to the PTAB for further proceedings. As a result of a settlement, a joint motion to terminate the proceedings was filed on November 12, 2020 and, on January 8, 2021, the PTAB granted this motion. The ‘506 Patent therefore remains valid and enforceable until its expected expiration in 2026. Jublia® continues to be covered by fourteen other Orange Book-listed patents owned by the Company and its licensor, which expire in the years 2028 through 2035.
Product Liability
Shower to Shower® Products Liability Litigation
Since 2016, the Company has been named in a number of product liability lawsuits involving the Shower to Shower® body powder product acquired in September 2012 from Johnson & Johnson; due to dismissals, only twenty-eight (28) of such product liability suits currently remain pending, and these twenty-eight (28) matters are subject to the Johnson & Johnson indemnification referenced below.
Potential liability (including its attorneys’ fees and costs) arising out of the covered Shower to Shower® lawsuits filed against the Company is subject to certain indemnification obligations of Johnson & Johnson owed to the Company, and legal fees and costs will be paid by Johnson & Johnson. The Company and Johnson & Johnson reached an agreement on April 17, 2019, regarding the scope of the indemnification relating to the majority of the Shower to Shower® matters (the “Covered Matters”) and the Company has dismissed the demand for arbitration that the Company filed against Johnson & Johnson to assert its rights to indemnification. Johnson & Johnson will fully indemnify the Company in the Covered Matters, which include: (i) personal injury and products liability actions arising from alleged exposure to Shower to Shower® prior to March 2020 and (ii) consumer fraud, consumer protection, false advertising or other regulatory actions arising out of the manufacture, use, or sale of Shower to Shower® up to and including September 9, 2012. The Company does not believe that the Covered Matters will have a material impact on the Company’s financial results going forward.
The various lawsuits include a number of cases, either originally filed in or transferred to the In re Johnson & Johnson Talcum Powder Litigation, Multidistrict Litigation 2738, pending in the United States District Court for the District of New Jersey (“MDL”). The Company and Bausch Health US were first named in a lawsuit filed directly into the MDL alleging that the use of the Shower to Shower® product caused the plaintiff to develop ovarian cancer. The plaintiff agreed to a dismissal of all claims against the Company and Bausch Health US in that matter without prejudice. The Company has subsequently been named in one additional lawsuit, originally filed in the District of Puerto Rico and subsequently transferred into the MDL, but has not been served in that case. The Company has also been named in eighteen additional lawsuits filed directly into the MDL that have also not yet been served.
These lawsuits also include a number of matters filed in the Superior Court of Delaware and the Superior Court of New Jersey alleging that the use of Shower to Shower® caused the plaintiffs to develop ovarian cancer. Nearly all of these actions have been voluntarily dismissed. Presently, two cases remain pending in New Jersey and one in Delaware. One of the New Jersey cases has not yet been served. The allegations in these cases generally include failure to warn, design defect, negligence, gross negligence, breach of express and implied warranties, civil conspiracy concert in action, negligent misrepresentation, wrongful death, and punitive damages.
In addition, these lawsuits also include a number of cases filed in certain state courts in the United States (including the Superior Courts of California, Delaware and New Jersey); the District Court of Louisiana; the Supreme Court of New York (Niagara County); the District Court of Oklahoma City, Oklahoma; the South Carolina Court of Common Pleas (Richland County); the Ohio Court of Common Pleas (Cuyahoga County); and the District Court of Nueces County, Texas (transferred to the asbestos multidistrict litigation docket in the District Court of Harris County, Texas for pre-trial purposes) alleging use of Shower to Shower® and other products resulted in the plaintiffs developing mesothelioma. The Company has been successful in obtaining voluntary dismissals in most of these cases or the plaintiffs have not opposed summary judgment. Presently, four cases remain pending in the Superior Court of New Jersey, and one case in the Court of Common Pleas of Cuyahoga County, Ohio, in which a Notice of Voluntary Dismissal Without Prejudice has been agreed to between the parties. The allegations in these cases generally include design defect, manufacturing defect, failure to warn, negligence, and punitive damages, and in some cases breach of express and implied warranties, misrepresentation, and loss of consortium. The damages sought by the various plaintiffs include compensatory damages, including medical expenses, lost wages or earning capacity, and loss of consortium. In addition, plaintiffs seek compensation for pain and suffering, mental anguish anxiety and discomfort, physical impairment and loss of enjoyment of life. Plaintiffs also seek pre- and post-judgment interest, exemplary and punitive damages, and attorneys’ fees.
Additionally, two proposed class actions have been filed in Canada against the Company and various Johnson & Johnson entities (one in the Supreme Court of British Columbia and one in the Superior Court of Quebec). The Company also acquired the rights to the Shower to Shower® product in Canada from Johnson & Johnson in September 2012. In the British Columbia matter, the plaintiff sought to certify a proposed class action on behalf of persons in British Columbia and Canada who have purchased or used Johnson & Johnson’s Baby Powder or Shower to Shower®, including their estates, executors and personal representatives, and is alleging that the use of this product increases certain health risks. On November 7, 2020, the British Columbia court issued a judgment declining to certify a class as to the Company or Shower to Shower®, and at this time no appeal of that judgment has been filed. In the Quebec matter, the plaintiff sought to certify a proposed class action on behalf of persons in Quebec who have used Johnson & Johnson’s Baby Powder or Shower to Shower®, as well as their family members, assigns and heirs, and is alleging negligence in failing to properly test, failing to warn of health risks, and failing to remove the products from the market in a timely manner. A certification (also known as authorization) hearing was held in the Quebec matter and the Court certified (or as stated under Quebec law, authorized) the bringing of a class action by a representative plaintiff on behalf of people in Quebec who have used Johnson & Johnson's Baby Powder and/or Shower to Shower® in their perineal area and have been diagnosed with ovarian cancer and/or family members, assigns and heirs. The plaintiffs in these actions are seeking awards of general, special, compensatory and punitive damages.
In accordance with the indemnification agreement, Johnson & Johnson will continue to vigorously defend the Company in each of the remaining actions that are not voluntarily dismissed or subject to a grant of summary judgment.
General Civil Actions
California Proposition 65 Related Matters
On April 15, 2019, a plaintiff filed a pre-suit notice letter with the California Attorney General notifying the Attorney General’s office of its intent to file suit after 60 days against the Company and certain of its subsidiaries, alleging they committed violations of the California Safe Drinking Water and Toxic Enforcement Act of 1986 (“Proposition 65”) by manufacturing and distributing Shower to Shower® that they allege contained silica, arsenic, lead and chromium (hexavalent compounds), which they allege are known to cause cancer and/or reproductive toxicity. That notice letter was served on the Company on April 18, 2019.
On January 29, 2020, Plaintiff Jan Graham filed a lawsuit (Graham v. Bausch Health Companies, Inc., et al., Case No. 20STCV03578) in Los Angeles County Superior Court against the Company, Bausch Health US and several other manufacturers, distributors and retailers of talcum powder products, alleging violations of Proposition 65 by manufacturing and distributing talcum powder products containing chemicals listed under the statute, without a compliant warning on the label. On January 29, 2021, certain defendants including the Company and Bausch Health US filed a Motion for Summary Judgment or in the Alternative Motion for Summary Adjudication, which remains pending.
On June 19, 2019, plaintiffs filed a proposed class action in California state court against Bausch Health US and Johnson & Johnson (Gutierrez, et al. v. Johnson & Johnson, et al., Case No. 37-2019-00025810-CU-NP-CTL), asserting claims for purported violations of the California Consumer Legal Remedies Act, False Advertising Law and Unfair Competition Law in connection with their sale of talcum powder products that the plaintiffs allege violated Proposition 65 and/or the California Safe Cosmetics Act. This lawsuit was served on Bausch Health US in June 2019 and was subsequently removed to the United States District Court for the Southern District of California. Plaintiffs seek damages, disgorgement of profits, injunctive relief, and reimbursement/restitution. The Company filed a motion to dismiss plaintiffs’ claims, which was granted in April 2020 without prejudice. In May 2020, plaintiffs filed an amended complaint and in June 2020, filed a motion for leave to amend the complaint further, which was granted. In August 2020, plaintiffs filed the Fifth Amended Complaint. On January 22, 2021, the Court granted the motion to dismiss on all claims and dismissed the case with prejudice. On February 19, 2021, plaintiffs filed a Notice of Appeal with the Ninth Circuit Court of Appeals.
The Company and Bausch Health US dispute the claims against them and intend to defend each of these lawsuits vigorously.
New Mexico Attorney General Consumer Protection Action
The Company and Bausch Health US were named in an action brought by State of New Mexico ex rel. Hector H. Balderas, Attorney General of New Mexico, in the County of Santa Fe New Mexico First Judicial District Court (New Mexico ex rel. Balderas v. Johnson & Johnson, et al., Civil Action No. D-101-CV-2020-00013, filed on January 2, 2020), alleging consumer protection claims against Johnson & Johnson and Johnson & Johnson Consumer Companies, Inc., the Company and Bausch Health US related to Shower to Shower® and its alleged causal link to mesothelioma and other cancers. In April 2020, Bausch Health US filed a motion to dismiss, which in September 2020, the Court granted in part as to the New Mexico Medicaid Fraud Act and New Mexico Fraud Against Taxpayers Act claims and denied as to all other claims. The
State of New Mexico brings claims against all defendants under the New Mexico Unfair Practices Act and other common law and equitable causes of action, alleging defendants engaged in wrongful marketing, sale and promotion of talcum powder products. The lawsuit seeks to recover the cost of the talcum powder products as well as the cost of treating asbestos-related cancers allegedly caused by those products. Bausch Health US filed its Answer to the Complaint on November 16, 2020. On December 30, 2020 Johnson & Johnson filed a Motion for Partial Judgment on the Pleadings and on January 4, 2021, Bausch Health US filed a joinder to that motion, which remains pending.
The Company and Bausch Health US dispute the claims against them and intend to defend this lawsuit vigorously.
Doctors Allergy Formula Lawsuit
In April 2018, Doctors Allergy Formula, LLC (“Doctors Allergy”), filed a lawsuit against Bausch Health Americas in the Supreme Court of the State of New York, County of New York, Index No. 651597/2018. Doctors Allergy asserts breach of contract and related claims under a 2015 Asset Purchase Agreement, which purports to include milestone payments that Doctors Allergy alleges should have been paid by Bausch Health Americas.  Doctors Allergy claims its damages are not less than $23 million.  On June 14, 2018, Bausch Health Americas filed a motion to dismiss the complaint in part and a motion to strike. On July 16, 2019 the court granted the Company's motion in part and dismissed Doctor's Allergy's fraud and punitive damages claims. On August 28, 2019, the Company filed an Amended Answer and asserted Counterclaims against Doctors Allergy alleging breach of the covenant of good faith and fair dealing and tortious interference with contract. Bausch Health Americas disputes the claims against it and intends to vigorously defend against those claims and enforce its rights as asserted in its Counterclaims.
Litigation with Former Salix CEO
On January 28, 2019, former Salix Ltd. CEO and director Carolyn Logan filed a lawsuit in the Delaware Court of Chancery, Case No. 2019-0059, asserting claims for breach of contract and declaratory relief. The lawsuit arises out of the contractual termination of approximately $30 million in unvested equity awards following the determination by the Salix Ltd. Board of Directors that Logan intentionally engaged in wrongdoing that resulted, or would reasonably be expected to result, in material harm to Salix Ltd., or to the business or reputation of Salix Ltd. Logan seeks the restoration of the unvested equity awards and a declaration regarding certain rights related to indemnification.  On June 19, 2019, the Court entered an order staying the claim for declaratory relief pending the final resolution of the breach of contract claim. The Company disputes the claims and intends to vigorously defend the matter.
Completed or Inactive Matters
The following matters have concluded, have settled, are the subject of an agreement to settle or have otherwise been closed since January 1, 2020, have been inactive from the Company’s perspective for several quarters or the Company anticipates that no further material activity will take place with respect thereto. Due to the closure, settlement, inactivity or change in status of the matters referenced below, these matters will no longer appear in the Company's next public reports and disclosures, unless required. With respect to inactive matters, to the extent material activity takes place in subsequent quarters with respect thereto, the Company will provide updates as required or as deemed appropriate.
SEC Investigation
Beginning in November 2015, the Company received from the staff of the Los Angeles Regional Office of the SEC ("the Staff") subpoenas for documents, as well as various document, testimony and interview requests, related to its investigation of the Company, including requests concerning the Company's former relationship with Philidor Rx Services, LLC ("Philidor"), its accounting practices and policies, its public disclosures and other matters. On March 27, 2020, the Staff issued a Wells Notice informing the Company that they had reached a preliminary determination to recommend that the SEC bring charges against the Company for violating the federal securities laws as a result of SEC filings and other statements made by Valeant and its former executives in 2014-2015 concerning Philidor, as well as other accounting and disclosure matters, including the Company’s disclosure of certain price appreciation credits in 2015 - 2016. The Company has entered into a settlement with the SEC that has resolved all allegations by the SEC against the Company. Under the terms of the settlement, the Company neither admitted nor denied the SEC’s allegations and agreed to pay a $45 million civil monetary penalty.
AMF Investigation
On April 12, 2016, the Company received a letter from the Autorité des marchés financiers (the “AMF”) requesting documents concerning the work of the Company’s ad hoc committee of independent directors, the Company’s former relationship with Philidor, the Company's accounting practices and policies and other matters. In July 2018, the Company was advised by the AMF that it had issued a formal investigation order against it. On September 30, 2020, the AMF confirmed that it had closed its investigation.
California Proposition 65 Related Matters
On February 11, 2019, plaintiffs filed a pre-suit notice letter with the California Attorney General notifying the Attorney General’s office of their intent to file suit after 60 days against the Company and certain of its subsidiaries, alleging they committed violations of Proposition 65 by manufacturing and distributing Shower to Shower® that they allege contained talc contaminated with asbestos, a listed carcinogen. That notice letter was served on the Company on February 22, 2019. By statute, a private lawsuit may not be filed until at least 60 days have passed following service of this pre-suit notice letter. In April 2019, rather than filing a lawsuit against Bausch Health US, the plaintiffs moved for leave to amend their complaint in a pending Proposition 65 lawsuit (Luna, et al. v. Johnson & Johnson, et al., case 2:18-cv-04830-GW-KS) against Johnson & Johnson in federal court in California to add Bausch Health US as a defendant. Plaintiffs subsequently filed a motion to dismiss the lawsuit without prejudice. The court dismissed the case without prejudice on December 18, 2019.
Contact Lens Antitrust Class Actions
Beginning in March 2015, a number of civil antitrust class action suits were filed by purchasers of contact lenses against B&L Inc., three other contact lens manufacturers, and a contact lens distributor, alleging that the defendants engaged in an anticompetitive scheme to eliminate price competition on certain contact lens lines through the use of unilateral pricing policies, and alleging violations of Section 1 of the Sherman Act, 15 U.S.C. § 1, and of various state antitrust and consumer protection laws. These cases have been consolidated in the Middle District of Florida by the Judicial Panel for Multidistrict Litigation, under the caption In re Disposable Contact Lens Antitrust Litigation, Case No. 3:15-md-02626-HES-JRK. On August 19, 2019, B&L Inc. entered into a settlement, subject to court approval, by which it agreed to pay $10 million to fully and finally resolve plaintiffs’ class claims against B&L Inc. in the case. On October 8, 2019, the settlement agreement was preliminarily approved by the court. A final fairness hearing regarding the settlement was held on February 25, 2020. On March 4, 2020, the Court granted final approval of the settlement agreement in all respects and dismissed the case with prejudice as to B&L Inc., except as to any claim by persons who validly and timely requested exclusion from the settlement classes.
Mississippi Attorney General Consumer Protection Action
The Company and Bausch Health US were named in an action brought by James Hood, Attorney General of Mississippi, in the Chancery Court of the First Judicial District of Hinds County, Mississippi (Hood ex rel. State of Mississippi, Civil Action No. G2014-1207013, filed on August 22, 2014), alleging consumer protection claims against Johnson & Johnson and Johnson & Johnson Consumer Companies, Inc., the Company and Bausch Health US related to the Shower to Shower® body powder product and its alleged causal link to ovarian cancer. As indicated above, the Company acquired the Shower to Shower® body powder product in September 2012 from Johnson & Johnson. The State sought compensatory damages, punitive damages, injunctive relief requiring warnings for talc-containing products, removal from the market of products that fail to warn, and to prevent the continued violation of the Mississippi Consumer Protection Act. The State also sought disgorgement of profits from the sale of the product and civil penalties. The State did not make specific allegations as to the Company or Bausch Health US. The Company and Bausch Health US agreed to resolve this litigation pursuant to a settlement agreement with the State of Mississippi for a non-material amount. On January 8, 2020, an order of dismissal with prejudice was entered by the Court.
Investigation by the State of Texas
On May 27, 2014, the State of Texas served Bausch & Lomb Incorporated (“B&L Inc.”) with a Civil Investigative Demand (“CID”) concerning various price reporting matters relating to the State's Medicaid program and the amounts the State paid in reimbursement for B&L products for the period from 1995 to the date of the CID.  B&L Inc. and the State agreed to settle the matter for $10 million. The Company made the payment on April 1, 2020. On July 1, 2020, the State moved to dismiss the case by filing a notice that it was taking a nonsuit, with prejudice to refiling, effective immediately.